Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Excludes interest and dividend income in Insurance investment result	$ 303	$ 300	$ 987	$ 957
Excludes interest expense in Insurance investment result	40	52	116	170
Dividend income	$ 890	$ 905	$ 2,700	$ 2,904